UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

Value Line Tax Exempt  Fund,Inc.
(Exact name of registrant as specified in charter)

7 Times Square,21st Floor,New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: February 28

Date of reporting period: November 30,2011

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 11/30/11 is included with this Form.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2011

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (96.9%)
	ALASKA (1.0%)
$700,000	North Slope Boro Alaska, General Obligation Unlimited, Ser. A, 5.00%, 6/30/17	Aa3		$827,281

	ARIZONA (3.0%)
440,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. B, 5.00%, 7/1/31	Aa1		468,912
2,000,000	Mesa Utility Systems, Revenue Bonds, 4.88%, 7/1/32	Aa2		2,042,260
				2,511,172

	ARKANSAS (1.6%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA Guaranteed:
290,000	4.25%, 3/1/15	A	*	304,340
485,000	4.30%, 3/1/16	A	*	507,034
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		523,685
				1,335,059

	CALIFORNIA (8.7%)
350,000	Bay Area Toll Authority, California Toll Bridge Revenue, Revenue Bonds, Ser. F, 5.00%, 4/1/31	Aa3		367,780
150,000	Berkeley California, Measure FF - Neighborhood Project, General Obligation Unlimited, 4.00%, 9/1/27	Aa2		151,541
500,000	California Educational Facilities Authority Revenue, Revenue Bonds, University of Southern California, Ser. A, 5.25%, 10/1/38	Aa1		536,725
225,000	California State Department of Water Resources Center Valley Project Water Sys - Ser. AG, Refunding Revenue Bonds, 4.38%, 12/1/29	Aa1		231,352
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa3		283,052
	California State, General Obligation Unlimited:
250,000	5.00%, 9/1/41	A1		248,447
500,000	5.25%, 11/1/40	A1		509,965
370,000	California State, General Obligation Unlimited, AGM Insured, 5.00%, 9/1/14	AA-	*	409,793
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, FSA Insured, 0.00%, 8/1/30 (1)	Aa3		162,140
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	Aa3		251,650
2,000,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. A-1, NATL-RE Insured, 4.50%, 1/1/28	Aa2		2,002,860
775,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. B, 4.00%, 7/1/18	Aa2		842,983
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	Aa2		903,838
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds, Ser. A, 4.00%, 6/1/18	Aa1		167,307
250,000	State Public Works Board, Lease Revenue Bonds, Judicial Council Projects - Ser. D, 5.00%, 12/1/18	A2		277,485
				7,346,918

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount	Rating (unaudited)	Value

	COLORADO (2.7%)
$500,000	Arapahoe County Colorado School District Number 006 Littleton, General Obligation Unlimited, 5.00%, 12/1/16	Aa2		$589,270
1,000,000	Larimer County Colorado School District No. R-1 Poudre, General Obligation Unlimited, 5.75%, 12/15/21		**	1,107,420
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa2		546,230
				2,242,920

	CONNECTICUT (0.4%)
90,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Revenue Bonds, Ser. Z-1, 5.00%, 7/1/42	Aaa		94,505
250,000	Connecticut State, General Obligation Unlimited, Ser. B, 5.00%, 4/15/13	Aa2		265,710
				360,215

	DELAWARE (0.3%)
200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	231,858

	FLORIDA (6.6%)
1,000,000	Broward County Florida Half-Cent Sales Tax Revenue, Main Courthouse Project, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa2		1,151,160
675,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured, 4.50%, 7/1/18	A2		732,125
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/23	Aa3		275,173
250,000	City of Jacksonville, Florida Special Revenue, Revenue Bonds, Ser. A, 5.25%, 10/1/30	Aa2		272,010
500,000	Florida State Department of Transportation Infrastructure Bank Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/14	Aa2		547,160
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, MBIA Insured, 5.00%, 7/1/22	Aa2		450,491
350,000	Miami-Dade County Florida Aviation Revenue, Refunding Bonds, Miami International Airport, MBIA-RE FGIC Insured, 5.75%, 10/1/17	A2		359,642
1,000,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2		1,063,810
250,000	Orlando Florida Capital Improvement Special Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/15	Aa2		279,083
465,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21	A1		489,919
				5,620,573

	GEORGIA (0.7%)
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Revenue Bonds, Ser. A, 5.00%, 11/1/24	A1		553,470

	IDAHO (0.3%)
250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	Aa2		264,875

	ILLINOIS (3.5%)
500,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa3		530,495
2,215,000	Northern Illinois Municipal Power Agency, Power Project Revenue, Refunding Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	A2		2,426,134
				2,956,629

The Value Line Tax Exempt Fund, Inc.

November 30, 2011

Principal Amount	Rating (unaudited)	Value

INDIANA (6.3%)
$2,005,000	Brownsburg Indiana 1999 School Building Corporation, Revenue Refunding Bonds, First Mortgage, Ser. B, FSA State Aid Withholding Insured, 5.00%, 7/15/24	AA-	*	$2,118,944
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, MBIA Insured, 5.00%, 7/15/21	Baa1		1,721,619
	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, MBIA Insured:
210,000	5.00%, 7/15/22	Baa1		222,369
440,000	5.00%, 7/15/23	Baa1		463,448
750,000	St Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa		795,345
				5,321,725

	KANSAS (0.9%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa		520,465
250,000	Kansas State Development Finance Authority Revenue, Transportation Revolving Fund, Revenue Bonds, Ser. TR, 2.25%, 10/1/13	Aa1		257,380
				777,845

	KENTUCKY (0.6%)
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects - Ser. A, 5.00%, 7/1/19	Aa2		538,142

	MAINE (0.3%)
250,000	Maine State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Ser. C, 5.00%, 7/1/21	A1		278,370

	MARYLAND (4.2%)
150,000	Frederick County Maryland Public Facilities, General Obligation Unlimited, Ser. A, 4.00%, 8/1/25	Aa1		159,496
1,000,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa		1,102,930
2,000,000	Maryland State, General Obligation Unlimited, Second Refunding Bonds, Ser. E, 5.00%, 8/1/15	Aaa		2,298,900
				3,561,326

	MASSACHUSETTS (3.4%)
500,000	Massachusetts Development Finance Agency Revenue, Refunding Revenue Bonds, Harvard University, Ser. B-2, 5.25%, 2/1/34	Aaa		565,170
250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa		279,053
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2		609,825
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa1		264,775
350,000	Massachusetts State, General Obligation Limited, AMBAC Insured, Ser. C, 5.00%, 8/1/37 (2)	Aa1		367,216
150,000	Massachusetts State, General Obligation Unlimited, Ser. B, 5.00%, 11/1/16	Aa1		176,568
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Sr. Ser. 1, 5.00%, 11/1/15	Aa2		573,480
				2,836,087

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount	Rating (unaudited)	Value

	MICHIGAN (0.3%)
$250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa1		$293,628

	MINNESOTA (0.4%)
325,000	Osseo Independent School District No. 279, General Obligation Unlimited, Refunding & School Building, Ser. A, AGM Insured, 5.00%, 2/1/15	Aa1		365,726

	MISSISSIPPI (2.6%)
2,120,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2		2,160,450

	MISSOURI (1.6%)
1,000,000	Bi-State Development Agency Missouri Illinois Metropolitan District Mass Transaction Sales Tax, Revenue Bonds, Remk-Metrolink Cross Country Project, FSA Insured, 5.00%, 10/1/21	Aa3		1,051,580
250,000	City of Kansas City, Missouri Sanitary Sewer System Revenue, Refunding Revenue Bonds, 4.00%, 1/1/19	Aa2		284,472
				1,336,052

	NEW HAMPSHIRE (0.6%)
500,000	New Hampshire State, General Obligation Unlimited, Ser. B, 4.00%, 2/1/30	Aa1		507,925

	NEW JERSEY (3.0%)
500,000	New Jersey Building Authority State Building Revenue, Revenue Bonds, Ser. A, 5.00%, 6/15/17	A1		559,065
100,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Revenue Bonds, Ser. Y, 4.13%, 9/1/20	A1		106,236
255,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding Revenue Bonds, Barnabas Health, Ser. A, 3.00%, 7/1/12	Baa2		255,306
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa		1,106,640
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System - Ser. B:
250,000	5.00%, 6/15/18	A1		285,247
250,000	5.25%, 12/15/12	A1		262,055
				2,574,549

	NEW MEXICO (0.7%)
500,000	New Mexico Finance Authority, State Transportation Revenue, Refunding Revenue Bonds, 5.00%, 6/15/18	Aa1		603,390

	NEW YORK (3.2%)
130,000	New York New York, General Obligation Unlimited, Subser. F-1, 5.00%, 9/1/16	Aa2		147,458
	New York State Dormitory Authority, State Personal Income Tax Revenues General Purpose, Revenue Bonds, Ser. A:
1,000,000	4.25%, 3/15/32	AAA	*	1,003,610
150,000	4.50%, 3/15/35	AAA	*	151,696
100,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Senior Lien - Ser. A, 5.00%, 4/1/19	Aa2		115,878
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub Lien - Ser. B, 5.00%, 4/1/14	AAA	*	275,940
1,000,000	Westchester County New York, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aaa		1,055,690
				2,750,272

The Value Line Tax Exempt Fund, Inc.

November 30, 2011

Principal Amount	Rating (unaudited)	Value

	NEW YORK CITY (2.7%)
$100,000	City of New York, General Obligation Unlimited, Fiscal 2010, Ser. F, 5.00%, 8/1/16	Aa2		$115,686
150,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		160,928
250,000	Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A, 5.00%, 2/15/16	Aa3		281,390
1,000,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2		1,019,490
250,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. S-1, 5.00%, 1/15/14	Aa3		271,447
150,000	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		158,577
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		271,110
				2,278,628

	NORTH DAKOTA (0.8%)
660,000	Grand Forks North Dakota Health Care Systems Revenue Bonds, MBIA Insured, 5.63%, 8/15/27	Baa1		660,007

	OHIO (1.9%)
1,000,000	Cleveland Ohio Airport System Revenue, Refunding Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	Aa3		1,063,680
150,000	Miami University of Ohio, Refunding Revenue Bonds, 5.00%, 9/1/19	Aa3		176,079
300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		361,692
				1,601,451

	OREGON (2.0%)
1,000,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/29	Aa2		1,097,620
500,000	Oregon State, General Obligation Unlimited, Refunding Revenue Bonds, Ser. N, 5.00%, 12/1/21	Aa1		615,895
				1,713,515

	PENNSYLVANIA (2.2%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, 5.00%, 12/15/34	Aa2		534,485
1,000,000	Delaware Valley Pennsylvania Regional Finance Authority Local Government Revenue, Revenue Bonds, Extraordinary Redemption Provision, AMBAC Insured, 5.50%, 8/1/18 (2)	A2		1,119,950
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	229,180
				1,883,615

	PUERTO RICO (0.8%)
350,000	Puerto Rico Electric Power Authority Power Revenue, Revenue Bonds, Ser. TT, 5.00%, 7/1/32	A3		345,117
330,000	Puerto Rico Public Buildings Authority, Revenue Guaranteed Refunding Government Facilities Bonds, Ser. M, COMWLTH GTD Insured, 5.75%, 7/1/15	Baa1		359,819
				704,936

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount	Rating (unaudited)	Value

	RHODE ISLAND (0.7%)
$500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Construction Capital Development Loan - Ser. C, 5.00%, 11/15/16	Aa2		$583,655

	SOUTH CAROLINA (1.8%)
1,000,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, ST AID WITHHLDG Insured, 4.00%, 11/1/29	Aaa		1,025,530
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aa1		382,851
145,000	North Charleston South Carolina, General Obligation Unlimited, 4.00%, 6/1/12	Aa2		147,758
				1,556,139

	SOUTH DAKOTA (0.4%)
325,000	South Dakota Conservancy District, State Revolving Fund Program, Refunding Revenue Bonds, Ser. B, 5.00%, 8/1/13	Aaa		349,297

	TENNESSEE (0.7%)
250,000	City of Memphis, Tennessee Refunding and General Improvement, General Obligation Unlimited, 5.00%, 5/1/30	Aa2		274,183
300,000	Metropolitan Government of Nashville & Davidson County Tennessee, Electric Refunding Revenue Bonds, Ser. B, 5.00%, 5/15/23	AA+	*	353,523
				627,706

	TEXAS (20.2%)
2,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		2,690,411
250,000	City of San Antonio Texas Certificates Obligation, General Obligation Limited, 5.00%, 8/1/28	Aaa		280,963
1,100,000	Dallas Texas Civic Center, Revenue Bonds, Refunding & Improvement, Assured GTY Insured, 5.00%, 8/15/17	Aa3		1,247,224
	Fort Worth Texas, General Obligation Limited, Certificates Obligation-Parking:
1,035,000	5.25%, 3/1/26	Aa1		1,133,118
650,000	5.25%, 3/1/28	Aa1		704,112
	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A:
945,000	5.00%, 8/15/27	Aa3		1,041,333
1,670,000	5.00%, 8/15/32	Aa3		1,792,344
2,000,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, 4.50%, 8/15/32	AAA	*	2,025,280
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured:
280,000	Ser. A, 5.00%, 8/1/16 (2)	A	*	281,170
475,000	Ser. B, 5.00%, 8/1/21 (2)	A	*	475,979
500,000	Ser. C, 5.00%, 8/1/15 (2)	A	*	502,295
10,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	1,816,300
1,000,000	Southmost Junior College District Texas, General Obligation Unlimited, MBIA-IL-RE Insured, 5.00%, 2/15/25	Baa1		1,040,160
1,515,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured, 5.25%, 8/1/21 (2)	A3		1,626,868
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, 5.00%, 8/15/30	AAA	*	403,928
				17,061,485

The Value Line Tax Exempt Fund, Inc.

November 30, 2011

Principal Amount	Rating (unaudited)	Value

	UTAH (0.2%)
$150,000	Utah State, General Obligation Unlimited, Ser. A, 4.00%, 7/1/16	Aaa	$169,905

	VERMONT (0.3%)
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2	278,540

	VIRGINIA (1.8%)
80,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa	81,994
250,000	University of Virginia, General Refunding Revenue Bonds, 5.00%, 9/1/30	Aaa	284,287
500,000	Virginia State Public School Authority, School Educational Technology NTS-X, Revenue Bonds, 5.00%, 4/15/13	Aa1	531,760
500,000	Virginia State Resources Authority Infrastructure Revenue, Revenue Bonds, Virginia Pooled Financing Program - Ser. C, 5.00%, 11/1/18	Aaa	612,030
			1,510,071

	WASHINGTON (1.9%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1	257,318
300,000	Energy Northwest Washington Electric Revenue, Project 3, Revenue Bonds, Ser. A, 5.00%, 7/1/17	Aa1	355,617
500,000	King County Washington School District No. 405 Bellevue, General Obligation Unlimited, 5.00%, 12/1/19	Aa1	607,780
75,000	Washington Health Care Facilities Authority, Catholic Health, Revenue Bonds, Ser. A, 4.00%, 2/1/14	Aa2	79,269
250,000	Washington State, Motor Vehicle Tax - Senior 520, Corridor Program - Toll, General Obligation Unlimited, Ser. C, 5.00%, 6/1/32	Aa1	269,397
			1,569,381

	WISCONSIN (1.6%)
	Wisconsin State, General Obligation Unlimited:
1,000,000	Ser. C, 4.50%, 5/1/20	Aa2	1,175,880
150,000	Ser. C, 5.00%, 5/1/14	Aa2	165,598
			1,341,478

	TOTAL LONG-TERM MUNICIPAL SECURITIES (96.9%) (Cost $79,693,263)		82,046,266

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.1%)		2,588,803

	NET ASSETS (3) (100.0%)		$84,635,069

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($84,635,069 ÷ 8,649,135 shares outstanding)		$9.79

*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(3)
For federal income tax purposes, the aggregate cost was $79,693,263, aggregate gross unrealized appreciation was $2,478,940, aggregate gross unrealized depreciation was $125,937 and the net unrealized appreciation was $2,353,003.

ADFA	Arkansas Development Finance Authority
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Assured GTY	Assured Guaranty Insurance Company
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance Corporation
NATL-RE	National Public Finance Guarantee Corporation
CONWLTH GTD	Commonwealth Guaranteed
ST AID WITHHLDG	State Aid Withholding

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of November 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$0	$82,046,266	$0	$82,046,266
Total Investments in Securities	$0	$82,046,266	$0	$82,046,266

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended November 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended November 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 24, 2012